Net Change In Non-Cash Operating Working Capital - Summary Of Changes In Non Cash Operating Working Capital (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Changes In Non Cash Operating Working Capital Line Item [Line Items]
Increase (decrease) in working capital	$ (21.1)	$ (137.7)	$ 34.3
Non Cash Item [Member]
Schedule Of Changes In Non Cash Operating Working Capital Line Item [Line Items]
Accounts receivable	(127.0)	(47.2)	88.4
Taxes payable and accrued taxes	(22.1)	16.7	3.7
Inventories	(63.6)	(33.6)	(36.8)
Prepaid expenses and other current assets	12.5	(70.3)	20.2
Accounts payable and accrued liabilities	166.6	(21.2)	(42.4)
Derivative financial instruments (net)	12.5	(15.3)	1.2
Secured term loan interest payment in kind	$ 0.0	$ 33.2	$ 0.0